Quarterly Holdings Report
for
Fidelity® Series Small Cap Core Fund
January 31, 2024
SCC-NPRT3-0324
1.9906195.101
Common Stocks - 93.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.5%
Cogent Communications Group, Inc.	9,327	720,044
Interactive Media & Services - 1.2%
IAC, Inc. (a)	9,348	469,363
QuinStreet, Inc. (a)	48,837	618,765
Ziff Davis, Inc. (a)	10,606	714,844
		1,802,972
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	39,030	345,416
TOTAL COMMUNICATION SERVICES		2,868,432
CONSUMER DISCRETIONARY - 8.8%
Automobile Components - 0.9%
Adient PLC (a)	4,294	149,045
Gentherm, Inc. (a)	9,315	448,517
LCI Industries	6,531	726,770
		1,324,332
Diversified Consumer Services - 2.5%
Adtalem Global Education, Inc. (a)	5,295	267,292
European Wax Center, Inc. (a)(b)	35,321	524,164
Grand Canyon Education, Inc. (a)	8,083	1,055,559
Laureate Education, Inc. Class A	69,505	877,153
OneSpaWorld Holdings Ltd. (a)	71,520	974,818
		3,698,986
Hotels, Restaurants & Leisure - 1.2%
Aramark	32,514	945,507
Bowlero Corp. Class A (b)	46,758	505,454
El Pollo Loco Holdings, Inc. (a)	27,745	256,919
Noodles & Co. (a)	12,741	32,362
Red Rock Resorts, Inc.	1,628	89,019
		1,829,261
Household Durables - 1.4%
Cavco Industries, Inc. (a)	1,778	590,154
LGI Homes, Inc. (a)	4,413	520,778
SharkNinja Hong Kong Co. Ltd.	7,460	348,531
TopBuild Corp. (a)	1,895	699,501
		2,158,964
Leisure Products - 0.6%
Brunswick Corp.	10,681	861,743
Specialty Retail - 2.0%
Academy Sports & Outdoors, Inc.	3,210	201,363
America's Car Mart, Inc. (a)	1,327	80,801
Camping World Holdings, Inc. (b)	26,213	651,393
Dick's Sporting Goods, Inc.	912	135,952
Lithia Motors, Inc. Class A (sub. vtg.)	1,870	551,370
Murphy U.S.A., Inc.	2,807	989,524
Victoria's Secret & Co. (a)	16,511	430,112
		3,040,515
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	123	92,709
Rocky Brands, Inc.	4,564	127,701
		220,410
TOTAL CONSUMER DISCRETIONARY		13,134,211
CONSUMER STAPLES - 3.3%
Beverages - 0.3%
Primo Water Corp.	35,351	515,418
Consumer Staples Distribution & Retail - 1.2%
Performance Food Group Co. (a)	11,518	837,128
Sprouts Farmers Market LLC (a)	18,251	919,303
		1,756,431
Food Products - 0.7%
SunOpta, Inc. (a)	36,828	219,127
The Simply Good Foods Co. (a)	4,144	156,643
TreeHouse Foods, Inc. (a)	16,675	702,018
		1,077,788
Household Products - 0.5%
Spectrum Brands Holdings, Inc.	8,592	675,503
Personal Care Products - 0.6%
BellRing Brands, Inc. (a)	14,727	813,961
TOTAL CONSUMER STAPLES		4,839,101
ENERGY - 5.6%
Energy Equipment & Services - 2.7%
Cactus, Inc.	7,067	299,923
Liberty Oilfield Services, Inc. Class A	59,834	1,243,949
Oceaneering International, Inc. (a)	65,234	1,355,563
TechnipFMC PLC	58,292	1,127,367
		4,026,802
Oil, Gas & Consumable Fuels - 2.9%
California Resources Corp.	11,499	548,272
Chord Energy Corp.	8,834	1,358,316
Golar LNG Ltd.	23,908	521,433
National Energy Services Reunited Corp. (a)	34,556	255,714
Northern Oil & Gas, Inc.	20,285	679,548
Range Resources Corp.	28,135	817,040
Sitio Royalties Corp.	8,821	188,152
		4,368,475
TOTAL ENERGY		8,395,277
FINANCIALS - 18.2%
Banks - 11.0%
Associated Banc-Corp.	43,978	923,978
Byline Bancorp, Inc.	25,742	562,205
Cadence Bank	60,206	1,602,684
Camden National Corp.	4,323	155,758
ConnectOne Bancorp, Inc.	20,540	469,134
East West Bancorp, Inc.	10,498	764,359
Eastern Bankshares, Inc.	66,105	922,826
First Foundation, Inc.	2,239	21,315
First Interstate Bancsystem, Inc.	39,977	1,100,167
FNB Corp., Pennsylvania	71,890	947,510
Glacier Bancorp, Inc.	17,049	659,114
Hanmi Financial Corp.	34,427	576,652
Independent Bank Corp.	26,093	663,806
Independent Bank Group, Inc.	1,755	84,854
International Bancshares Corp.	7,348	388,415
Orrstown Financial Services, Inc.	9,248	255,985
Pinnacle Financial Partners, Inc.	8,545	755,207
Popular, Inc.	863	73,743
United Community Bank, Inc.	37,184	1,016,611
Univest Corp. of Pennsylvania	10,437	221,682
Webster Financial Corp.	26,051	1,289,003
Western Alliance Bancorp.	21,735	1,390,171
Wintrust Financial Corp.	16,181	1,569,233
		16,414,412
Capital Markets - 1.8%
Patria Investments Ltd.	3,354	47,862
Perella Weinberg Partners Class A	18,988	223,109
Piper Jaffray Companies	4,821	836,395
PJT Partners, Inc.	7,442	715,697
Stifel Financial Corp.	11,155	813,757
		2,636,820
Consumer Finance - 1.4%
FirstCash Holdings, Inc.	16,570	1,901,739
NerdWallet, Inc. (a)	16,985	260,040
		2,161,779
Financial Services - 2.2%
Essent Group Ltd.	4,069	224,446
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	2,315	431,261
Flywire Corp. (a)	35,680	762,482
NMI Holdings, Inc. (a)	27,829	888,302
Shift4 Payments, Inc. (a)	7,487	537,641
Walker & Dunlop, Inc.	4,134	399,303
		3,243,435
Insurance - 1.1%
BRP Group, Inc. (a)	13,263	297,622
Selective Insurance Group, Inc.	6,953	729,092
White Mountains Insurance Group Ltd.	405	638,268
		1,664,982
Mortgage Real Estate Investment Trusts - 0.7%
Redwood Trust, Inc.	150,603	1,010,546
TOTAL FINANCIALS		27,131,974
HEALTH CARE - 15.8%
Biotechnology - 6.6%
Apogee Therapeutics, Inc.	2,433	81,506
Arcellx, Inc. (a)	11,962	739,730
Blueprint Medicines Corp. (a)	14,969	1,190,485
Celldex Therapeutics, Inc. (a)	21,357	752,194
Crinetics Pharmaceuticals, Inc. (a)	16,716	609,800
Cytokinetics, Inc. (a)	15,213	1,188,592
Day One Biopharmaceuticals, Inc. (a)	52,136	784,647
Keros Therapeutics, Inc. (a)	2,255	124,837
Madrigal Pharmaceuticals, Inc. (a)(b)	2,883	624,775
Moonlake Immunotherapeutics (a)	6,182	345,450
Natera, Inc. (a)	17,144	1,130,475
PTC Therapeutics, Inc. (a)	11,383	296,982
Repligen Corp. (a)	3,157	597,936
Spyre Therapeutics, Inc. (a)	2,208	57,209
Vaxcyte, Inc. (a)	3,376	241,114
Verve Therapeutics, Inc. (a)(b)	25,170	272,339
Viridian Therapeutics, Inc. (a)	5,883	113,248
Xenon Pharmaceuticals, Inc. (a)	15,779	713,526
Zentalis Pharmaceuticals, Inc. (a)	5,235	62,035
		9,926,880
Health Care Equipment & Supplies - 4.1%
Axonics, Inc. (a)	12,886	874,702
Glaukos Corp. (a)	9,626	857,003
Inspire Medical Systems, Inc. (a)	3,746	789,919
iRhythm Technologies, Inc. (a)	7,075	847,444
Masimo Corp. (a)	5,246	676,419
Merit Medical Systems, Inc. (a)	12,823	1,004,041
RxSight, Inc. (a)	4,961	225,775
TransMedics Group, Inc. (a)	9,665	828,967
ViewRay, Inc. (a)	34,227	0
		6,104,270
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc. (a)	11,035	906,415
LifeStance Health Group, Inc. (a)	74,977	448,362
Privia Health Group, Inc. (a)	23,817	480,151
Surgery Partners, Inc. (a)	25,639	786,861
The Ensign Group, Inc.	8,760	991,807
		3,613,596
Health Care Technology - 0.4%
Phreesia, Inc. (a)	21,501	547,845
Pharmaceuticals - 2.3%
Arvinas Holding Co. LLC (a)	29,215	1,212,423
Axsome Therapeutics, Inc. (a)(b)	11,097	999,063
CymaBay Therapeutics, Inc. (a)	27,939	656,846
Enliven Therapeutics, Inc. (a)	3,921	61,560
Verona Pharma PLC ADR (a)	25,390	465,907
		3,395,799
TOTAL HEALTH CARE		23,588,390
INDUSTRIALS - 15.3%
Aerospace & Defense - 2.0%
AerSale Corp. (a)	45,345	421,709
Cadre Holdings, Inc.	26,362	896,044
Kratos Defense & Security Solutions, Inc. (a)	45,086	763,306
Spirit AeroSystems Holdings, Inc. Class A (a)	20,820	571,717
V2X, Inc. (a)	7,776	302,409
		2,955,185
Building Products - 0.5%
UFP Industries, Inc.	6,948	788,251
Commercial Services & Supplies - 1.4%
ACV Auctions, Inc. Class A (a)	35,987	466,751
The Brink's Co.	16,395	1,325,372
VSE Corp.	4,139	257,073
		2,049,196
Construction & Engineering - 1.5%
Bowman Consulting Group Ltd. (a)(b)	4,580	143,858
Comfort Systems U.S.A., Inc.	3,450	750,272
Construction Partners, Inc. Class A (a)	2,328	105,924
EMCOR Group, Inc.	2,611	595,595
Granite Construction, Inc.	12,669	571,499
Sterling Construction Co., Inc. (a)	1,875	140,813
		2,307,961
Electrical Equipment - 2.0%
Atkore, Inc.	6,794	1,036,289
Fluence Energy, Inc. (a)(b)	17,065	339,082
Nextracker, Inc. Class A	18,495	837,269
Shoals Technologies Group, Inc. (a)	55,301	728,314
		2,940,954
Ground Transportation - 0.4%
Saia, Inc. (a)	1,392	627,207
Machinery - 2.4%
Columbus McKinnon Corp. (NY Shares)	1,647	64,348
Crane Co.	7,582	941,002
Federal Signal Corp.	17,492	1,346,534
Hillenbrand, Inc.	2,430	113,165
ITT, Inc.	3,635	439,035
Terex Corp.	12,157	746,805
		3,650,889
Professional Services - 3.1%
ASGN, Inc. (a)	13,360	1,240,075
Concentrix Corp.	5,424	482,031
CRA International, Inc.	4,544	487,299
ICF International, Inc.	7,549	1,049,613
Maximus, Inc.	1,796	145,692
TrueBlue, Inc. (a)	27,114	373,631
WNS Holdings Ltd. sponsored ADR (a)	11,883	824,086
		4,602,427
Trading Companies & Distributors - 2.0%
Applied Industrial Technologies, Inc.	7,996	1,410,974
Beacon Roofing Supply, Inc. (a)	6,217	515,327
FTAI Aviation Ltd.	18,260	985,127
		2,911,428
TOTAL INDUSTRIALS		22,833,498
INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 0.1%
Lumentum Holdings, Inc. (a)	3,430	188,444
Electronic Equipment, Instruments & Components - 2.5%
Advanced Energy Industries, Inc.	6,966	725,718
Coherent Corp. (a)	18,596	884,054
Crane Nxt Co.	12,335	718,884
Napco Security Technologies, Inc.	21,835	758,766
TTM Technologies, Inc. (a)	40,001	556,414
		3,643,836
IT Services - 1.3%
Digitalocean Holdings, Inc. (a)(b)	16,546	557,931
Fastly, Inc. Class A (a)	28,333	570,060
Perficient, Inc. (a)	11,426	778,453
		1,906,444
Semiconductors & Semiconductor Equipment - 4.0%
Cirrus Logic, Inc. (a)	7,604	587,029
Diodes, Inc. (a)	4,891	329,262
Ichor Holdings Ltd. (a)	19,871	719,330
Impinj, Inc. (a)	319	30,937
MACOM Technology Solutions Holdings, Inc. (a)	10,024	864,370
MKS Instruments, Inc.	4,413	469,764
Nova Ltd. (a)	4,466	646,721
Onto Innovation, Inc. (a)	2,662	429,913
SiTime Corp. (a)	7,234	770,927
SMART Global Holdings, Inc. (a)	33,858	665,310
Synaptics, Inc. (a)	4,178	446,252
Ultra Clean Holdings, Inc. (a)	1,727	65,971
		6,025,786
Software - 5.0%
BlackLine, Inc. (a)	14,893	873,921
MicroStrategy, Inc. Class A (a)	920	461,113
PROS Holdings, Inc. (a)	4,392	151,173
Qualys, Inc. (a)	6,032	1,141,073
Rapid7, Inc. (a)	18,505	1,018,330
Telos Corp. (a)	27,878	112,627
Tenable Holdings, Inc. (a)	30,016	1,413,754
Varonis Systems, Inc. (a)	32,190	1,444,687
Workiva, Inc. (a)	9,271	861,647
		7,478,325
TOTAL INFORMATION TECHNOLOGY		19,242,835
MATERIALS - 4.0%
Chemicals - 2.2%
Element Solutions, Inc.	29,344	652,317
Methanex Corp.	7,528	333,641
Olin Corp.	10,759	560,221
Quaker Houghton	4,511	856,819
The Chemours Co. LLC	21,702	654,749
Tronox Holdings PLC	9,172	126,482
		3,184,229
Construction Materials - 0.6%
Eagle Materials, Inc.	4,096	926,843
Containers & Packaging - 0.5%
Graphic Packaging Holding Co.	29,647	756,295
Metals & Mining - 0.7%
ATI, Inc. (a)	22,734	929,139
Constellium NV (a)	7,410	138,938
		1,068,077
TOTAL MATERIALS		5,935,444
REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Apple Hospitality (REIT), Inc.	43,081	691,881
Armada Hoffler Properties, Inc. (b)	48,165	576,053
Douglas Emmett, Inc.	49,123	665,617
Four Corners Property Trust, Inc.	31,058	727,068
LXP Industrial Trust (REIT)	99,993	908,936
Outfront Media, Inc.	29,954	390,001
Plymouth Industrial REIT, Inc.	35,794	792,479
Postal Realty Trust, Inc.	16,259	229,252
RLJ Lodging Trust	36,217	419,393
Ryman Hospitality Properties, Inc.	5,176	568,842
Urban Edge Properties	48,177	832,017
		6,801,539
Real Estate Management & Development - 1.2%
Cushman & Wakefield PLC (a)	109,066	1,147,374
Jones Lang LaSalle, Inc. (a)	3,893	689,295
		1,836,669
TOTAL REAL ESTATE		8,638,208
UTILITIES - 2.0%
Electric Utilities - 0.9%
Allete, Inc.	15,793	933,524
IDACORP, Inc.	4,469	413,740
		1,347,264
Gas Utilities - 0.8%
Brookfield Infrastructure Corp. A Shares	17,286	605,183
New Jersey Resources Corp.	14,200	579,786
		1,184,969
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	16,532	461,573
TOTAL UTILITIES		2,993,806
TOTAL COMMON STOCKS (Cost $137,876,587)		139,601,176

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	477,304	477,399
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	991,226	991,325
TOTAL MONEY MARKET FUNDS (Cost $1,468,724)		1,468,724

Equity Funds - 4.9%
	Shares	Value ($)
Small Blend Funds - 4.9%
iShares Russell 2000 Index ETF (Cost $7,343,498)	38,000	7,329,436

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $146,688,809)	148,399,336
NET OTHER ASSETS (LIABILITIES) - 0.5%	790,231
NET ASSETS - 100.0%	149,189,567

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	37,469	29,055,032	28,615,102	21,013	-	-	477,399	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	1,291,042	299,717	1,161	-	-	991,325	0.0%
Total	37,469	30,346,074	28,914,819	22,174	-	-	1,468,724

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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